Business Activity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue outside United States	$ 32,455	$ 455,200
Number of Reportable Segments	2	2